Shareholders’ Equity (Details Narrative)														6 Months Ended		12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 22, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 HKD ($)	Mar. 27, 2023 USD ($) $ / shares	Mar. 27, 2023 HKD ($)	Aug. 15, 2022 USD ($) $ / shares	Aug. 15, 2022 HKD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 HKD ($)	Jun. 15, 2022 shares	Mar. 23, 2022 USD ($) $ / shares	Mar. 23, 2022 HKD ($)	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 HKD ($)	Dec. 31, 2023 $ / shares shares	Jul. 31, 2023 $ / shares	Mar. 27, 2023 $ / shares	Aug. 15, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 23, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized														Unlimited		Unlimited
Ordinary shares, no par value | $ / shares														$ 0		$ 0
Number of shares issued											50,000
Common stock, shares issued														13,251,667		11,585,000
Common stock, shares Outstanding														13,251,667		11,585,000
Dividend declared per share | (per share)			$ 0.031		$ 0.028		$ 0.112		$ 0.089			$ 0.111					$ 0.242	$ 0.218	$ 0.873	$ 0.691	$ 0.863
Dividend settled by cash			$ 359,008	$ 2,800,800	$ 324,093	$ 2,528,413	$ 1,296,457	$ 10,114,311	$ 1,025,444	$ 8,000,000		$ 1,281,805	$ 10,000,000		$ 2,528,413
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		1,666,667
Share issued price per share | $ / shares		$ 4.5
Proceeds from offering | $	$ 5,689,251	$ 5,330,276